Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Text Block1 [Abstract]
Commitments and Contingencies
25.	COMMITMENTS AND CONTINGENCIES

25(a)Non-cancellable operating lease commitments – the Company as lessee

The Company leases a piece of land and some buildings in Singapore under non-cancellable operating lease arrangements for terms from 1 to 30 years. From January 1, 2019, the company has recognized right-of-use assets for these leases (see Note 16 and Note 27(c)).

As of December 31,
2018
US$’000
Within one year	616
After one year but not more than five years	1,279
More than five years	1,368
3,263

25(b)Finance lease liabilities

Future minimum payments under finance leases with initial terms of one year or more consisted of the following for December 31, 2018. (see Note 16 and Note 27(c)).

	2018
	Minimum payments	Present value of payments
	US$’000	US$’000
Within one year	47	44
After one year but not more than five years	47	46
More than five years	—	—
Total minimum lease payments	94	90
Less: amount representing finance charges	(4)	—
Present value of minimum lease payment	90	90

The finance lease liabilities are secured by the leased motor vehicles. The average discount interest rate implicit in the lease is 5.18% for 2018.

25.	COMMITMENTS AND CONTINGENCIES (continued)

25(c)Purchase commitments

As of December 31, 2019 and 2018, the Company and its subsidiaries had commitments to purchase raw materials totaling $200 million to $290 million and $136 million to $176 million (20,996 to 30,580 metric tons and 22,450 to 28,940 metric tons), respectively, from third parties at the prices stipulated in the contracts.

25(d)Capital commitments

As of December 31, 2019 and 2018, the Company and its subsidiaries had capital commitment relating to the construction of factory building improvement and acquisition of machinery, totaling $5.8 million and $0.6 million, respectively.

25(e)Guarantees

As of December 31, 2019 and 2018, one of Charoong Thai’s subsidiaries had guarantee obligations of bank credit line of its operating subsidiary at approximately $0 million and $2 million, respectively.

As of December 31, 2019 and 2018, the Company provided a corporate guarantee not exceeding the sum of $24.7 million and $24.3 million, respectively, for the bond performance and banking facility of Sigma Cable.

As of December 31, 2019 and 2018, there were outstanding bank guarantees of $38.5 million and $36.9 million, respectively, issued by the banks on behalf of Charoong Thai and its subsidiaries in respect of certain performance bonds as required in the normal course of business of the companies. These guarantees generally expire within 1 year.

25(f)Service commitments

As of December 31, 2019 and 2018, the Company and its subsidiaries had commitments in respect of management consulting services with related parties totaling $0.3 million and $0.2 million, respectively.